UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)                        AIG MONEY MARKET FUND
JANUARY 31, 2009

 Face
 Amount                                                                 Value
 (000)                                                                  (000)
--------                                                              ----------
COMMERCIAL PAPER (A) (74.2%)
BANKS (63.2%)
              Abbey National North America
$100,000           0.150%, 02/09/09                                   $   99,997
  50,000           0.210%, 02/23/09                                       49,994
  50,000           0.290%, 03/23/09                                       49,980
              Bank of Ireland
 100,000           0.230%, 02/17/09 (B)                                   99,990
              Bank of Scotland PLC
 120,000           0.410%, 02/06/09                                      119,993
              Bayerische Landesbank
 150,000           0.400%, 02/17/09                                      149,973
              BNP Paribas Finance
 200,000           0.150%, 02/02/09                                      199,999
              Calyon North America
 200,000           0.250%, 02/02/09                                      199,999
              Canadian Imperial Holdings
 150,000           0.100%, 02/19/09                                      149,992
              Dexia Delaware
 200,000           0.500%, 02/05/09                                      199,989
              Erste Finance
 150,000           0.600%, 03/02/09 (B)                                  149,928
              HSBC Finance
 150,000           0.300%, 02/09/09                                      149,990
              ING US Funding
  25,000           1.000%, 02/17/09                                       24,989
 125,000           0.990%, 02/23/09                                      124,924
              Lloyds TSB Bank
  50,000           0.310%, 02/24/09                                       49,990
              Nordea North America
 100,000           0.230%, 02/23/09                                       99,986
  50,000           0.380%, 03/24/09                                       49,973
              Royal Bank of Scotland
  50,000           0.310%, 02/11/09                                       49,996
 100,000           0.320%, 02/13/09                                       99,989
              San Paolo IMI US Financial
 150,000           0.200%, 02/09/09                                      149,993
  50,000           0.500%, 03/16/09                                       49,970

 Face
 Amount                                                                  Value
 (000)                                                                   (000)
--------                                                              ----------
              Societe Generale North America
$100,000           0.290%, 02/20/09                                   $   99,985
 100,000           0.310%, 02/23/09                                       99,981
              Swedbank
  50,000           0.360%, 02/02/09                                       49,999
 100,000           0.320%, 02/02/09                                       99,999
  50,000           0.490%, 02/23/09                                       49,985
                                                                      ----------
                                                                       2,719,583
                                                                      ----------
COMMERCIAL BANKS (11.0%)
              General Electric Capital Services
 100,000           0.300%, 03/02/09                                       99,976
              NATIXIS US Finance
 150,000           0.350%, 02/19/09                                      149,974
              Rabobank USA Financial
 150,000           0.100%, 02/03/09                                      149,999
              UBS Finance Delaware
  75,000           0.345%, 02/20/09                                       74,986
                                                                      ----------
                                                                         474,935
                                                                      ----------
           TOTAL COMMERCIAL PAPER
                (Cost $ 3,194,518)                                     3,194,518
                                                                      ----------
TIME DEPOSIT (3.7%)
              Australia & New Zealand Bank
 159,825           0.150%, 02/02/09                                      159,825
                                                                      ----------
           TOTAL TIME DEPOSIT
                (Cost $ 159,825)                                         159,825
                                                                      ----------
CERTIFICATE OF DEPOSIT (3.5%)
              Sumitomo Mitsui Banking
 150,000           0.350%, 02/17/09                                      150,000
                                                                      ----------
           TOTAL CERTIFICATE OF DEPOSIT
                (Cost $ 150,000)                                         150,000
                                                                      ----------
REPURCHASE AGREEMENTS (18.6%)
 400,000      Deutsche Bank
              0.270%, dated 01/30/09, to be
              repurchased on 02/02/09,
              repurchase price $ 400,009,000
              (collateralized by various U.S.
              Government obligations, ranging
              in par value $25,000-$60,958,000,
              2.000%-6.125%, 02/11/09 -08/24/27, with
              total  market value $ 408,000,070)                         400,000


SCHEDULE OF INVESTMENTS (UNAUDITED)                        AIG MONEY MARKET FUND
JANUARY 31, 2009

 Face
 Amount                                                                  Value
 (000)                                                                   (000)
--------                                                              ----------
$400,000      Morgan Stanley Group
              0.230%, dated 01/30/09, to be
              repurchased on 02/02/09,
              repurchase price $ 400,007,667
              (collateralized by various U.S.
              Government obligations, ranging
              in par value $ 141,285,000-$166,795,000,
              6.625%-7.125%, 01/15/30 -11/15/30,
              with total market value $ 408,004,443)
                                                                      $  400,000
                                                                      ----------
           TOTAL REPURCHASE AGREEMENTS
                (Cost $800,000)                                          800,000
                                                                      ----------
           TOTAL INVESTMENTS (100.0%)
                (Cost $4,304,343) +                                   $4,304,343
                                                                      ==========

Percentages are based on net assets of $4,304,059 (000).

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost

PLC -- Public Limited Company
(A) Discount Notes. The rate reported is the effective yield at time of purchase.
(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2009 the value of these securities amounted to 249,918 (000), representing 5.8% of the net assets of the Fund.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

AIG-QH-001-1100

SCHEDULE OF INVESTMENTS (UNAUDITED)                        AIG MONEY MARKET FUND
JANUARY 31, 2009

In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Portfolio adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not in active markets, or inputs that are observable (either directly or indirectly) for substantially similar assets;

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Portfolio's investments are measured at January 31, 2009 (000):

INVESTMENTS IN SECURITIES     LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
-------------------------   ----------   ----------   -------   ----------
AIG Money Market Fund       $1,109,825   $3,194,518     $-      $4,304,343

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                     /s/ Philip T. Masterson
                                             -----------------------------
                                             Philip T. Masterson
                                             President

Date: March 27, 2009

By (Signature and Title)                     /s/ Michael Lawson
                                             -----------------------------
                                             Michael Lawson
                                             Treasurer, Controller & CFO

Date: March 27, 2009